CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] USD ($) shares	Treasury Stock [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] USD ($)	Accumulated deficit [Member] Accounting standards update CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Total Tuniu Corporation Shareholders' equity [Member] Accounting standards update CNY (¥)	Total Tuniu Corporation Shareholders' equity [Member] CNY (¥)	Total Tuniu Corporation Shareholders' equity [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Accounting standards update CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2017	¥ 248		¥ (185,419)		¥ 9,013,793		¥ 272,386			¥ (5,505,897)			¥ 3,595,111		¥ 2,198			¥ 3,597,309
Balance (in shares) at Dec. 31, 2017 | shares	388,918,015	388,918,015	9,971,352	9,971,352
Repurchase of ordinary shares			¥ (141,471)										(141,471)					(141,471)
Repurchase of ordinary shares (in shares) | shares			(9,917,211)	(9,917,211)
Issuance of ordinary shares pursuant to share incentive plan	¥ 1		¥ 22,355		(18,130)								4,226					4,226
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares	413,529	413,529	564,663	564,663
Share-based compensation expenses					68,738								68,738					68,738
Capital contribution to subsidiaries with noncontrolling interests															2,117			2,117
Acquisition of subsidiaries															3,892			3,892
Foreign currency translation adjustments							11,693						11,693					11,693
Accretion on redeemable noncontrolling interests					(2,422)								(2,422)					(2,422)
Net loss										(185,512)			(185,512)		(14,037)			(199,549)
Balance at Dec. 31, 2018	¥ 249		¥ (304,535)		9,061,979		284,079			(5,691,409)			3,350,363		(5,830)			3,344,533
Balance (in shares) at Dec. 31, 2018 | shares	389,331,544	389,331,544	19,323,900	19,323,900
Repurchase of ordinary shares			¥ (11,147)										(11,147)					(11,147)
Repurchase of ordinary shares (in shares) | shares			(947,529)	(947,529)
Issuance of ordinary shares pursuant to share incentive plan			¥ 4,740		(4,600)								140					140
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares			964,128	964,128
Share-based compensation expenses					61,736								61,736					61,736
Capital contribution to subsidiaries with noncontrolling interests															1,500			1,500
Acquisition of subsidiaries															43,798			43,798
Acquisition of additional shares in subsidiaries					(1,134)								(1,134)		(2,281)			(3,415)
Disposal of shares in subsidiaries					165								165		(380)			(215)
Foreign currency translation adjustments							9,705						9,705					9,705
Accretion on redeemable noncontrolling interests					(4,634)								(4,634)					(4,634)
Net loss										(694,565)			(694,565)		(35,797)			(730,362)
Balance at Dec. 31, 2019	¥ 249		¥ (310,942)		9,113,512		293,784			(6,385,974)			2,710,629		1,010			2,711,639
Balance (in shares) at Dec. 31, 2019 | shares	389,331,544	389,331,544	19,307,301	19,307,301
Repurchase of ordinary shares			¥ (308)										(308)					(308)
Repurchase of ordinary shares (in shares) | shares			(160,554)	(160,554)
Issuance of ordinary shares pursuant to share incentive plan			¥ 8,334		(8,287)								47					47
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares			625,167	625,167
Share-based compensation expenses					20,464								20,464					20,464
Foreign currency translation adjustments							(18,772)						(18,772)					(18,772)
Net loss										(1,307,956)			(1,307,956)		(35,674)			(1,343,630)
Balance at Dec. 31, 2020	¥ 249	$ 38	¥ (302,916)	$ (46,424)	¥ 9,125,689	$ 1,398,573	¥ 275,012	$ 42,147	¥ (19,425)	¥ (7,713,355)	$ (1,182,123)	¥ (19,425)	¥ 1,384,679	$ 212,211	¥ (34,664)	$ (5,312)	¥ (19,425)	¥ 1,350,015	$ 206,899
Balance (in shares) at Dec. 31, 2020 | shares	389,331,544	389,331,544	18,842,688	18,842,688